Note 4 - Related Party Transactions (Details Textual)			3 Months Ended				12 Months Ended
	Jan. 01, 2018	Jan. 01, 2011	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Service Management Costs Daily Fee Related Party | €				€ 685		€ 685	€ 685
Related Party Agreement Term		5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total					$ 2,672,895
Due from Related Parties, Total			$ 762,380
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction			312,500		323,529
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction			$ 776,292		956,713
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage			1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage			1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party			$ 109,112		109,516
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 16,732		17,685
Related Party Transaction Commission on Premium, Maximum, Percentage			5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 32,614		$ 35,306
Related Party Transaction Amounts of Transaction Per Crew Member Per Month			$ 50